Financial risk management objectives and policies - Disclosure Of Exposure to credit risk (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial risk management objectives and policies
Trade and other receivables	$ 4,009,282	$ 5,327,877
Cash and cash equivalents	4,958,983	2,922,755	$ 1,538,347
Exposure to credit risk	8,968,265	8,821,654
Trade and other receivables
Financial risk management objectives and policies
Exposure to credit risk	4,009,282	5,327,877
Cash and cash equivalents
Financial risk management objectives and policies
Exposure to credit risk	$ 4,958,983	2,922,755
Sublease receivables
Financial risk management objectives and policies
Exposure to credit risk		$ 571,022